Share Capital (Details) - Schedule of Issued and Fully Paid Ordinary Shares - Issued and fully paid ordinary shares [Member] - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Capital (Details) - Schedule of Issued and Fully Paid Ordinary Shares [Line Items]
Number of shares, Begining balance	26,437,500	10,000,000	10,000,000
Amount, Begining balance	RM 23,308,795	RM 4,416	RM 4
Number of shares, Issuance of shares		16,437,500
Amount, Issuance of shares		RM 23,304,379	RM 4,412
Number of shares, Ending balance	26,437,500	26,437,500	10,000,000
Amount, Ending balance	RM 23,308,795	RM 23,308,795	RM 4,416